MTB GROUP OF FUNDS

(Retail Funds)

100 East Pratt Street, 17th floor

Baltimore, Maryland 21202

June 17, 2010

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	MTB Group of Funds (the “Trust”) File No. 33-20673; 811-5514

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify that the final Prospectus for the MTB Strategic Allocation Fund, a separate series of the Trust (“Strategic Allocation Fund”), and the Statement of Additional Information for the Strategic Allocation Fund, each dated June 11, 2010, do not differ from the Prospectus and Statement of Additional Information as filed in the Trust’s Post-Effective Amendment No. 84 to the Registration Statement, filed electronically with the Securities and Exchange Commission pursuant to Rule 485(b) on June 11, 2010, accession # 0001193125-10-138063.

Please address any comments or questions to the attention of the undersigned at (212) 298-1644.

Best regards,

The Bank of New York Mellon

By: /s/ Lisa R. Grosswirth

Lisa R. Grosswirth

cc:	J. Seling, MTB